UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention:  Manish Chopra

13F File Number:  028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475

Signature, Place and Date of Signing:

 /s/ Manish Chopra              New York, New York              May 2, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       14

Form 13F Information Table Value Total:  $151,813
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F   File Number                        Name

 (1)       028-12144                          Tiger Veda Global, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                           March 31, 2007
COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6        COLUMN 7      COLUMN 8

                              TITLE                       VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT PRN CALL  DISCRETION      MANAGERS  SOLE    SHARED   NONE
----------------------------  --------------  ---------  --------  ------- --- ----  -----------     --------  ----    -------  ----
AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105  22,748    476,000 SH        SHARED-DEFINED  (1)               476,000
AMERICAN EXPRESS CO           COM             025816109   9,447    167,500 SH        SHARED-DEFINED  (1)               167,500
AMERICAN TOWER CORP           CL A            029912201   3,700     95,000 SH        SHARED-DEFINED  (1)                95,000
AMERICAN TOWER CORP           CL A            029912201   1,453        975 SH  CALL  SHARED-DEFINED  (1)                   975
ARCELOR MITTAL                NY REG SH CL A  03937E101  14,904    281,800 SH        SHARED-DEFINED  (1)               281,800
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101  13,911    323,500 SH        SHARED-DEFINED  (1)               323,500
GRACE W R & CO DEL NEW        COM             38388F108   9,617    364,000 SH        SHARED-DEFINED  (1)               364,000
KAISER ALUMINUM CORP          COM PAR $0.01   483007704  15,093    193,500 SH        SHARED-DEFINED  (1)               193,500
M & F WORLDWIDE CORP          COM             552541104   8,094    170,000 SH        SHARED-DEFINED  (1)               170,000
NII HLDGS INC                 CL B NEW        62913F201  12,388    167,000 SH        SHARED-DEFINED  (1)               167,000
PILGRIMS PRIDE CORP           COM             721467108   9,526    287,000 SH        SHARED-DEFINED  (1)               287,000
QUALCOMM INC                  COM             747525103  11,774    276,000 SH        SHARED-DEFINED  (1)               276,000
RESEARCH IN MOTION LTD        COM             760975102  10,441     76,500 SH        SHARED-DEFINED  (1)                76,500
SBA COMMUNICATIONS CORP       COM             78388J106   8,717    295,000 SH        SHARED-DEFINED  (1)               295,000


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